Short term loan	9 Months Ended
Sep. 30, 2024
Short term loan
Short term loan
6.	Short term loan

Notes payable from related parties consisted of advances made for operating expenses from one Board member. An initial note from April 17, 2023 for $1,000,000 that was remitted to the Company in cash was subsequently converted into stock August 28, 2023. In the same Agreement of August 28, 2023, an additional 1,000,000 was invested at $1.00 per share.

A total of 2,000,000 shares were issued pursuant to the August 28, 2023 agreement, and the initial $1,000,000 note was converted to stock and the note cancelled.

A subsequent new note was made for operating expenses and was signed October 24, 2023. This new note was for $1,000,000 with maturity October 24, 2023.

An initial remittance of $500,000 was received on October 11, 2023; a second remittance was received of $250,000 on October 31, 2023 and the last remittance was received of $250,000 on January 15, 2024. As of September 30, 2024 a total of $1,000,000 was received under the second note and the accrued interest was $89,489.02.

On February 28, 2024, we received an amount of $410,000 as a short-term loan from James G. Robinson.  In the second quarter, we received a second remittance of $40,000 on April 19, 2024. A third remittance was received of $228,239 on May 3, 2024 and a fourth remittance was received of $300,000 on June 7, 2024.  In the third quarter, we received an amount of $205,513 on July 2nd, 2024.  On July 31st, 2024 we received an amount of $100,000.  Another amount was received of $150,000 on August 23, 2024 and we received a last amount of $157,000 on September 18, 2024. As of September 30, 2024 the accrued interest was $53,806.73.